Expenses from Continuing Operations	6 Months Ended
Dec. 31, 2025
Expenses from Continuing Operations [Abstract]
EXPENSES FROM CONTINUING OPERATIONS
4.	EXPENSES FROM CONTINUING OPERATIONS

	Half-year ended 31 December 2025 $ (Unaudited)	Half-year ended 31 December 2024 $ (Unaudited)
Consultants and professional services
Taxation advisors	(20,356)	(21,125)
Strategy advisors	(96,000)	(97,700)
Legal fees	(2,731,486)	(562,427)
Accounting fees	(281,215)	(92,155)
Government affairs	(48,000)	-
General	(1,312,675)	(198,603)
	(4,489,732)	(972,010)

	Half-year ended 31 December 2025 $ (Unaudited)	Half-year ended 31 December 2024 $ (Unaudited)
Finance expenses
GEM payable (note 9)	(8,714,110)	(578,611)
GEM payable – Interest (note 9)	(176,438)	763,730
Interest expense – leased assets	(1,140)	(1,549)
Fees associated with loan facility (note 19)	(15,249)	-
Issue 600,000 warrants to PIPE brokers (note 14)	(3,661,200)	-
Issue of 10,000,000 warrants liability to PIPE investors (note 11(b))	(2,100,000)	-
Interest expenses – loan with related party (note 18)	-	(2,295)
Bank fees and other finance expenses	(49,258)	(23,636)
	(14,717,395)	157,639

Listing expenses

Listing expenses in the period included $9,500,000 in relation to the settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability).